Amounts Due to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due to related parties	$ 8	$ 94
Wuxi iCarnegie
Related Party Transaction [Line Items]
Amounts due to related parties	$ 8	$ 94